Offsetting of Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Repo-Net Amount [Member]
Schedule of Liabilities subject to netting agreement [Line Items]
Short-term Repurchase Agreements	$ 0	$ 0
Long term repurchase agreements	0	0
Repurchase Agreement Totals	0	0
Repo-Gross Recognized Liabilities [Member]
Schedule of Liabilities subject to netting agreement [Line Items]
Short-term Repurchase Agreements	31,943	38,090
Long term repurchase agreements	84,000	84,000
Repurchase Agreement Totals	115,943	122,090
Gross Amounts Offset [Member]
Schedule of Liabilities subject to netting agreement [Line Items]
Short-term Repurchase Agreements	0	0
Long term repurchase agreements	0	0
Repurchase Agreement Totals	0	0
Net Amounts Presented [Member]
Schedule of Liabilities subject to netting agreement [Line Items]
Short-term Repurchase Agreements	31,943	38,090
Long term repurchase agreements	84,000	84,000
Repurchase Agreement Totals	115,943	122,090
Gross Amounts Not Offset [Member]
Schedule of Liabilities subject to netting agreement [Line Items]
Short-term Repurchase Agreements	31,943	38,090
Long term repurchase agreements	84,000	84,000
Repurchase Agreement Totals	$ 115,943	$ 122,090